Profit/(loss) on disposal of intangible assets	6 Months Ended
Dec. 31, 2020
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of intangible assets

8         Profit/(loss)  on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Profit/(loss) on disposal of registrations	14,131	(1,531)	1,247	10,214
Player loan income	147	816	436	1,088
	14,278	(715)	1,683	11,302